Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
NOTE 7 - GOODWILL AND INTANGIBLE ASSETS
There was no change in the carrying amount of goodwill of $76,851 for the year ended December 31, 2021 and December 31, 2020.
Management performs an evaluation of goodwill for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that the asset might be impaired. Management performed an evaluation of the Company’s goodwill during the fourth quarter of 2021. Based on this test, management concluded that the Company’s goodwill was not impaired at December 31, 2021.
Acquired intangible assets were as follows as of year-end.

	2021			2020
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Core deposit intangible assets(1):
Core deposit intangibles	8,527	3,588	4,939	14,792	8,963	5,829

Total core deposit intangible assets	$8,527	$3,588	$4,939	$14,792	$8,963	$5,829

(1)	Excludes fully amortized core deposit intangible assets
Aggregate core deposit intangible amortization expense was $890, $913 and $945 for 2021, 2020 and 2019, respectively.
Activity for mortgage servicing rights (MSRs) and the related valuation allowance follows:

	2021	2020
Mortgage Servicing Rights:
Beginning of year	$2,246	$1,562
Additions	764	1,310
Disposals	—	—
Amortized to expense	572	524
Other Charges	—	—
Change in valuation allowance	(204)	102

End of year	$2,642	$2,246

Valuation allowance:
Beginning of year	$204	$102
Additions expensed	261	162
Reductions credited to operations	(465)	(60)
Direct write-offs	—	—

End of year	$—	$204

The unpaid principal balance of mortgage loans serviced for third parties was $405,786 at December 31, 2021, compared to $353,473 at December 31, 2020 and $206,950 at December 31, 2019.
Aggregate mortgage servicing rights (MSRs) amortization was $572, $524 and $247 for 2021, 2020 and 2019, respectively.
Mortgage loan contractual servicing fees were $947, $634 and $502 for 2021, 2020 and 2019, respectively. Mortgage loan contractual servicing fees are included in Other income on the Consolidated Statements of Operations.
The fair value of servicing rights was $2,642 and $2,246 at year-end 2021 and 2020, respectively. Fair value at year-end 2021 was determined using a discount rate of 12.0%, prepayment speeds ranging from 8.0% to 35.0%, depending on the stratification of the specific right, and a weighted average default rate of 0.41%. Fair value at year-end 2020 was determined using a discount rate of 12.0%, prepayment speeds ranging from 12.0% to 50.0%, depending on the stratification of the specific right, and a default rate of 0.93%.
Estimated amortization expense for each of the next five years and thereafter is as follows:

	MSRs	Core deposit intangibles	Total
2022	$137	$868	$1,005
2023	137	841	978
2024	137	804	941
2025	137	708	845
2026	135	670	805
Thereafter	1,959	1,048	3,007

	$2,642	$4,939	$7,581